Operating Leases - Rental Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Rental expenses	¥ 370,385	¥ 388,450	¥ 361,098
Variable lease cost	¥ 0